SUPPLEMENT TO THE PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION

           CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO
               CREDIT SUISSE TRUST-INTERNATIONAL FOCUS PORTFOLIO
         CREDIT SUISSE INSTITUTIONAL FUND-INTERNATIONAL FOCUS PORTFOLIO
                     CREDIT SUISSE GLOBAL FIXED INCOME FUND
                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
                     CREDIT SUISSE INTERNATIONAL FOCUS FUND

        The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

        Effective December 3, 2004 (the "Effective Date"), Credit Suisse Asset Management Limited (Tokyo) ("CSAM Tokyo") will no longer serve as the fund's sub-investment adviser. After the Effective Date, Credit Suisse Asset Management, LLC, the fund's investment adviser, will retain all fees previously payable to CSAM Tokyo under the Sub-Investment Advisory Agreement with CSAM Tokyo.

Dated: November 30, 2004                                  16-1104
                                                          for
                                                          TRGPV
                                                          TRINF
                                                          CSINI
                                                          WPBDF
                                                          CSGIA
                                                          WPISF
                                                          ADGPV
                                                          CSGPV
                                                          ADINF
                                                          CSIFL
                                                          2004-042